Taxes - Income tax - Deferred tax assets and liabilities by type - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 38	€ 327	€ 312
Unrecognized deferred tax assets, income statement	(174)	(69)	(41)
Total, income statement	(212)	(396)	(354)
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(218)	154	169
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	218	111	68
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(37)	(8)	(8)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 76	€ 71	€ 83